SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member]	Aug. 03, 2023 shares
Plan 2010 [Member]
Subsequent Event [Line Items]
Number of shares reserved for issuance	500,000
Employee Share Purchase Plan [Member]
Subsequent Event [Line Items]
Number of shares reserved for issuance	210,000